Intangible Assets	12 Months Ended
Jun. 30, 2020
Intangible Assets [Abstract]
Intangible Assets
Intangible Assets

2020	Client relationship £’000	Software and licences £’000	Non-Compete Agreement £’000	Trade name £’000	Supplier relationships £’000	Software own work-concluded projects £’000	Software own work-projects in progress £’000	Total £’000
Cost
At 1 July 2019	£34,440	£4,885	£139	£—	£—	£—	£—	£39,464
Additions	—	2,427	—	—	—	—	88	2,515
On acquisition of subsidiary / business	9,502	9	—	272	120	818	212	10,933
Reclassification	—	—	—	—	—	187	(187)	—
Disposals	—	(37)	—	—	—	—	—	(37)
Effect of foreign exchange translations	1,547	4	5	—	—	84	9	1,649
At 30 June 2020	£45,489	£7,288	£144	£272	£120	£1,089	£122	£54,524

Amortisation
At 1 July 2019	£9,414	£1,001	£139	£—	£—	£—	£—	£10,554
Charge for the year	4,019	572	—	36	16	194	—	4,837
Disposals	—	(23)	—	—	—	—	—	(23)
Effect of foreign exchange translations	367	6	5	—	—	27	—	405
At 30 June 2020	£13,800	£1,556	£144	£36	£16	£221	£—	£15,773
Net book value
At 30 June 2020	£31,689	£5,732	£—	£236	£104	£868	£122	£38,751

2019	Client relationship £’000	Software and licences £’000	Non-Compete Agreement £’000	Total £’000
Cost
At 1 July 2018	£33,562	£3,658	£134	£37,354
Additions	—	1,315	—	1,315
Disposals	—	(86)	—	(86)
Effect of foreign exchange translations	878	(2)	5	881
At 30 June 2019	£34,440	£4,885	£139	£39,464

Amortisation
At 1 July 2018	£5,786	£662	£119	£6,567
Charge for the year	3,455	427	15	3,897
Disposals	—	(86)	—	(86)
Effect of foreign exchange translations	173	(2)	5	176
At 30 June 2019	£9,414	£1,001	£139	£10,554
Net book value
At 30 June 2019	£25,026	£3,884	£—	£28,910